Group structure - Additional information (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	Aug. 03, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Acquisition of subsidiaries, net of cash acquired		R$ 69,532	R$ 40,857	R$ 62,443
Proceeds from SPAC issuance of shares		R$ 0	R$ 1,134,797	R$ 0
XPAC Acquisition Corp.
Disclosure of subsidiaries [line items]
Proceeds from SPAC issuance of shares	R$ 1,134,797